EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 46,587	$ 37,635	$ 43,032
Net income	2,153	580	434
OCI	283	72	(198)
Comprehensive income (loss)	2,436	652	236
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	29,988	22,580	28,822
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,457	4,399	4,559
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	12,142	10,656	9,651
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	8,297	7,045	2,695
Net income	181	(8)	357
OCI	(109)	39	9
Comprehensive income (loss)	72	31	366
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	315	252	537
Net income	51	(18)	117
OCI	(6)	8	9
Comprehensive income (loss)	45	(10)	126
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,900	4,080	388
Net income	(294)	(123)	119
OCI	(99)	31	0
Comprehensive income (loss)	(393)	(92)	119
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,082	2,713	1,770
Net income	424	133	121
OCI	(4)	0	0
Comprehensive income (loss)	$ 420	$ 133	$ 121